Accounting Policies, by Policy (Policies)	12 Months Ended
Mar. 31, 2024
Summary of Significant Accounting Policies [Abstract]
Basis of Presentation

Basis of Presentation

These CFS and related notes of Lakeshore Group were prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and the rules and regulations of the U.S. Securities and Exchange Commission (“SEC”). In the opinion of management, all adjustments necessary to present fairly in all material respects the financial position, results of operations and cash flows for all periods presented were made.

Reclassification

Reclassification

Certain prior year amounts have been reclassified to conform with the current year presentation, as follows (in RMB).

	Previously reported
	March 31, 2023	(Decrease)/ Increase	March 31, 2023
			(Reclassified)
Consolidated Statements of Operations and Comprehensive Loss
General and administrative	81,595,277	(8,655,487)	72,939,790
Impairment loss on inventory, property, plant and equipment and other assets	-	8,655,487	8,655,487
	Previously reported
	March 31, 2022	(Decrease)/ Increase	March 31, 2022
			(Reclassified)
Consolidated Statements of Operations and Comprehensive Loss
General and administrative	107,620,500	(9,476,354)	98,144,146
Impairment loss on inventory, property, plant and equipment and other assets	-	9,476,354	9,476,354

These reclassifications had no effect on the reported results of operations.

Basis of Consolidation

Basis of Consolidation

The CFS include the financial statements of Lakeshore Group and its wholly-owned subsidiaries. All significant intercompany transactions and balances were eliminated in consolidation. The CFS were prepared on a historical cost basis, except for financial assets and financial liabilities which were measured at fair value (“FV”). The functional currency of Lakeshore Group and its Hong Kong subsidiary, US subsidiary is the United States dollars (“US$”). The functional currency of Lakeshore Group’s Singapore subsidiary is the Singapore dollars (“S$”). The functional currency of Lakeshore Group’s PRC subsidiaries is the Chinese Renminbi (“RMB”). The determination of functional currency is based on the criteria of Accounting Standard Codifications (“ASC”) as promulgated by the Financial Accounting Standards Board, ASC 830, Foreign Currency Matters (“ASC 830”). Lakeshore Group uses the RMB as its reporting currency.

Use of Estimates

Use of Estimates

The preparation of the CFS in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the CFS and the reported amounts of revenues and expenses during the reporting periods. Significant estimates and assumptions reflected in these CFS include, but are not limited to, the valuation of Lakeshore Group’s convertible redeemable preferred shares and ordinary shares, accrual of stock-based compensation expense, allowance for estimated credit losses and obsolete inventories, useful life of property, plant and equipment, income taxes and uncertain tax positions. Actual amounts could differ from those estimates. Changes in estimates are recorded in the period when they become known. Due to the risks and uncertainties involved in Lakeshore Group’s business and evolving market conditions and, given the subjective element of the estimates and assumptions made, actual results may differ from estimated results.

Foreign Currency Translation

Foreign Currency Translation

Lakeshore Group’s CFS are reported using the RMB. The results of operations and the consolidated statements of cash flows denominated in foreign currency are translated at the average rate of exchange during the reporting period. Assets and liabilities denominated in foreign currencies at the balance sheet date are translated at the applicable rates of exchange in effect at that date. The equity denominated in the functional currency is translated at the historical rate of exchange at the time of capital transaction. Because cash flows are translated based on the average translation rate, amounts related to assets and liabilities reported on the consolidated statements of cash flows will not necessarily agree with changes in the corresponding balances on the consolidated balance sheets. Foreign currency translation adjustments arising from the use of different exchange rates from period to period are included as a separate component of accumulated other comprehensive income included in Lakeshore Group’s consolidated statements of changes in shareholders’ deficit. Gains and losses from foreign currency transactions are included in Lakeshore Group’s consolidated statements of operations and comprehensive loss.

The value of RMB against US$ and other currencies may fluctuate and is affected by, among other things, changes in the PRC’s political and economic conditions. The following table outlines the currency exchange rates used in preparing Lakeshore Group’s CFS:

	As of March 31,		Years Ended March 31,
	2023	2024	2022	2023	2024
Foreign currency	Balance Sheet	Balance Sheet	Profit/Loss	Profit/Loss	Profit/Loss
RMB:1US$	6.8717	7.0950	6.4598	6.6100	6.9834
RMB:1S$	5.1760	5.2762	4.7850	4.9346	5.2261
RMB:1PHP	NA	0.1286	NA	NA	0.1275

Convenience translation

Convenience translation

Amounts in US$ are presented for the convenience of the reader and translated at US$1.00 to RMB7.0950, representing the central parity rate release of the People’s Bank of China on March 31, 2024. No representation is made that the RMB amounts could have been, or converted, realized or settled into US$ at such rate.

Cash

Cash

Cash includes cash on hand and demand deposits in accounts maintained with commercial banks. Lakeshore Group maintains bank accounts in China. Cash balances in bank accounts in China are not insured by the Federal Deposit Insurance Corporation or other programs.

Restricted Cash

Restricted Cash

Restricted cash balances mainly relate to restrictions imposed on banks as cash deposits for the issuance of letters of credit or asset preservation in litigation. And it is included in the total cash, cash equivalents, and restricted cash in the consolidated statements of cash flows.

Expected Credit Losses

Expected Credit Losses

On April 1, 2023, Lakeshore Group adopted ASC 326, Credit Losses (“ASC 326”), which replaced previously issued guidance regarding the impairment of financial instruments with an expected loss methodology that will result in more timely recognition of credit losses. Lakeshore Group used a modified retrospective approach and did not restate the comparable prior periods. The adoption did not have a material impact on the Company’s CFS.

Upon adoption of ASC 326, Lakeshore Group maintains an allowance for credit losses in accordance with ASC 326 and records the allowance for credit losses as an offset to assets such as accounts receivable, etc., and the estimated credit losses charged to the allowance are classified as impairment loss on inventory, property, plant and equipment and other assets in the consolidated statements of operations and comprehensive income (loss). Lakeshore Group assesses collectability by reviewing receivables on a collective basis where similar characteristics exist. In determining the amount of the allowance for credit losses, Lakeshore Group considers historical collectability based on past due status, the age of the receivable balances, credit quality of customers based on ongoing credit evaluations, current economic conditions, reasonable and supportable forecasts of future economic conditions, and other factors that may affect Lakeshore Group’s ability to collect from customers. Bad debts are written off as incurred.

Advance to Suppliers

Advance to Suppliers

Advance to suppliers are advanced to vendors or suppliers for providing raw materials to Lakeshore Group. The suppliers usually require advance payments when Lakeshore Group orders materials and the advance will be utilized to offset Lakeshore Group’s actual payment obligations. These amounts are unsecured, non-interest bearing and generally short term in nature. Lakeshore Group will reduce its advance to suppliers by recording an allowance that approximates the extent of the advance that may not be realizable during the procurement process. Lakeshore Group recorded nil, RMB54,870 and RMB2,724,906 allowance against its advance to suppliers as of March 31, 2022, 2023 and 2024.

Inventories

Inventories

Inventories are stated at the lower of cost or net realizable value. Cost is determined on the weighted average basis and comprises all cost of purchase and other costs incurred in bringing the inventories to their present location and condition. Net realizable value is based on estimated selling prices less any estimated costs to be incurred to completion and disposal.

Lakeshore Group reviews the carrying amounts of the inventories on a quarterly basis to determine if the inventories are carried at lower of cost or net realizable value. The net realizable value is estimated based on current market conditions and historical experience.

Adjustments are recorded to write down the cost of inventory based on evaluation of, among other things, the expiration date of raw materials and the estimate of future usage, and the likelihood of receiving approval from the CDC (centers for food and drug control) to sell the finished goods. Write-downs are recorded as impairment loss on inventory in the consolidated statements of operations and comprehensive loss. Write-off of inventories during the production process due to damage or destruction are recorded in cost of revenues in the consolidated statements of operations and comprehensive loss.

Property, Plant and Equipment

Property, Plant and Equipment

Property, plant and equipment are stated at cost less accumulated depreciation and any impairment losses. The cost of property, plant and equipment comprises its purchase price and any directly attributable costs of bringing the asset to its working condition and location for its intended use.

Expenditure incurred after items of property, plant and equipment have been put into operation, such as repairs and maintenance, are expensed when incurred. In situations where the recognition criteria are satisfied, the expenditure for a major reconstruction is capitalized as a replacement. Where significant parts of property, plant and equipment are required to be replaced at intervals, Lakeshore Group recognizes such parts as individual assets with specific useful lives and depreciates them accordingly.

Depreciation is calculated on the straight-line basis to reduce the cost of each item of property, plant and equipment to its residual value over its estimated useful life.

Category	Estimated useful life
Plant and building	6-20 years
Machinery and equipment	5-10 years
Furniture and fixtures	3-7 years
Motor vehicle	4-5 years
Leasehold improvement	Lesser of the lease term or life of assets

Where parts of an item of property, plant and equipment have different useful lives, the cost of that item is allocated on a reasonable basis among the parts and each part is depreciated separately. Residual values, useful lives and the depreciation method are reviewed, and adjusted if appropriate, at least at each quarter end.

An item of property, plant and equipment including any significant part initially recognized is derecognized upon disposal or when no future economic benefits are expected from its use or disposal. Any gain or loss on disposal or retirement recognized in the statement of operations in the period the asset is derecognized is the difference between the net sales proceeds and the carrying amount of the relevant asset.

Intangible assets

Intangible assets

Intangible assets acquired separately are measured at initial cost. The cost of intangible assets acquired in a business combination is the FV at the date of acquisition. The useful lives of intangible assets are assessed to be either finite or indefinite. Intangible assets with finite lives are amortized over the useful economic life and assessed for impairment whenever there is an indication that the intangible asset may be impaired. The amortization period and the amortization method for an intangible asset with a finite useful life is reviewed for appropriateness at each financial year end.

Intangible assets with indefinite useful lives or not yet available for use are tested for impairment annually either individually or at the cash-generating unit level. Such intangible assets, including vaccine license and patent with indefinite useful lives, are not amortized. The useful life of an intangible asset with an indefinite life is reviewed annually to determine whether the indefinite life assessment continues to be supportable. If not, the change in the useful life assessment from indefinite to finite is accounted for on a prospective basis.

Patents with definite useful lives are stated at cost less any impairment losses and are amortized on the straight-line basis over their estimated useful lives of 15 years. Software and laboratory information system are amortized on the straight-line basis over their estimated useful lives of 10 years.

An intangible asset that is determined to have an indefinite useful life is not amortized until its useful life is determined to be no longer indefinite. Management evaluates the remaining useful life of an intangible asset that is not being amortized in each reporting period to determine whether events and circumstances continue to support an indefinite useful life. Indefinite-lived intangible assets are subject to impairment testing at least annually.

Management believes that Lakeshore Group’s Drug Manufacturing License that was granted by the Liaoning Food and Drug Administration (“FDA”) is an intangible asset with an indefinite useful life because the certificate may be renewed indefinitely at little cost and has historically been renewed by Liaoning Yisheng. Liaoning Yisheng intends to renew the certificate indefinitely, and has the ability to do so. Cash flows from the certificate are expected to continue indefinitely. Therefore, the Drug Manufacturing License is not amortized until its estimated useful life is believed to be no longer indefinite.

All research and development costs are expensed as incurred. Expenditure incurred on projects to develop new products is capitalized and deferred only when Lakeshore Group can demonstrate the technical feasibility of completing the intangible asset so that it will be available for use or sale, its intention to complete and its ability to use or sell the asset, how the asset will generate future economic benefits, the availability of resources to complete the project and the ability to measure reliably the expenditure during the development. Product development expenditures which do not meet these criteria are expensed when incurred.

Land use rights: Land lease payments are amounts paid for the rights to use land in the PRC and are recorded net of accumulated amortization. Amortization is provided on a straight-line basis over the term of the lease agreement, which ranges from 48.75 to 50 years.

Impairment of Long-lived Assets

Impairment of Long-lived Assets

Lakeshore Group reviews long-lived assets, including definitive-lived intangible assets and property and equipment, for impairment whenever events or changes in circumstances indicate the carrying amount of an asset may not be recoverable. When such events occur, Lakeshore Group assesses the recoverability of the asset group based on the undiscounted future cash flows the asset group is expected to generate and recognizes an impairment loss when estimated undiscounted future cash flows expected to result from the use of the asset group plus net proceeds expected from disposition of the asset group, if any, is less than the carrying value of the asset group. If Lakeshore Group identifies an impairment, Lakeshore Group reduces the carrying amount of the asset group to its estimated FV based on a discounted cash flow approach or, when available and appropriate, to comparable market values and the impairment loss, if any, is recognized as impairment loss in the consolidated statements of operations. Lakeshore Group uses estimates and judgments in its impairment tests and if different estimates or judgments had been utilized, the timing or the amount of any impairment charges could be different. Asset groups to be disposed of would be reported at the lower of the carrying amount or FV less costs to sell, and they are no longer depreciated. Impairment was recorded in impairment loss on inventory, property, plant and equipment and other assets on the consolidated statements of operations and comprehensive loss.

Concentrations of Credit Risk and Significant Suppliers

Concentrations of Credit Risk and Significant Suppliers

Financial instruments that potentially subject Lakeshore Group to concentration of credit risk consist of cash. Lakeshore Group mitigates this risk by maintaining its cash with high quality, accredited financial institutions. As of March 31, 2024, Lakeshore Group’s cash was deposited at more than two financial institutions and it did not have any foreign currency exchange contracts, option contracts or other hedging arrangements. Lakeshore Group has not experienced any losses on its deposits of cash and does not believe that it is exposed to any unusual credit risk beyond the normal credit risk associated with commercial banking relationships.

Lakeshore Group’s sales are made primarily to Centers for Disease Control and Prevention (“CDCs”) in China. Lakeshore Group does not have a concentration of its revenue and accounts receivable with specific customers. As of March 31, 2024 and 2023, there was no customer which accounted for more than 10% of Lakeshore Group’s accounts receivable balance. During the years ended March 31, 2024, 2023 and 2022, there were no customers that accounted for more than 10% of Lakeshore Group’s net revenues.

Details of Lakeshore Group’s top 5 vendors accounting for total purchases are as follows:

	Year Ended March 31, 2024
	(RMB)	(US$)
Vendor D	36,567,150	$5,153,932	20.2%
Vendor I	19,635,180	2,767,467	10.8%
Vendor C	13,260,918	1,869,051	7.3%
Vendor J	10,090,875	1,422,252	5.6%
Vendor G	9,544,080	1,345,184	5.3%
Total	89,098,203	$12,557,886	49.2%
	Year Ended March 31, 2023
	(RMB)	(US$)
Vendor A	48,006,500	$6,986,117	37.9%
Vendor F	15,178,020	2,208,772	12.0%
Vendor G	10,053,600	1,463,044	7.9%
Vendor H	6,846,214	996,291	5.4%
Vendor C	4,746,530	690,736	3.7%
Total	84,830,864	$12,344,960	66.9%
	Year Ended March 31, 2022
	(RMB)	(US$)
Vendor A	35,172,250	$5,540,508	20.9%
Vendor B	16,227,146	2,556,181	9.6%
Vendor C	9,995,189	1,574,492	5.9%
Vendor D	7,426,500	1,169,859	4.4%
Vendor E	6,621,300	1,043,020	3.9%
Total	75,442,385	$11,884,060	44.7%

Details of Lakeshore Group’s key vendors accounting for accounts payable are as follows:

	As of March 31, 2024
	(RMB)	(US$)
Vendor D	3,408,375	480,391	5.0%
Total	3,408,375	$480,391	5.0%
	As of March 31, 2023
	(RMB)	(US$)
Vendor A	3,220,000	$468,589	4.0%
Vendor F	420	61	0.0%
Vendor H	16,118	2,346	0.0%
Total	3,236,538	$470,996	4.0%

Lakeshore Group’s business operation has been, and may continue to be, negatively affected by the outbreak of COVID-19. While many of the restrictions on movements within China have been relaxed, there is great uncertainty around the future of the COVID-19 outbreak and how it will impact Lakeshore Group’s operations. If the outbreak persists or escalates, Lakeshore Group may be subject to further negative impact on business operations and financial condition.

Fair Value Measurements

Fair Value Measurements

ASC 825- 10 requires certain disclosures regarding the FV of financial instruments. FV is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-level FV hierarchy prioritizes the inputs used to measure FV. The hierarchy requires entities to maximize the use of observable inputs and minimize the use of unobservable inputs. The three levels of inputs used to measure FV are as follows:

●	Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.
●	Level 2 - inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, quoted market prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable and inputs derived from or corroborated by observable market data.
●	Level 3 - inputs to the valuation methodology are unobservable.

Unless otherwise disclosed, the FV of Lakeshore Group’s financial instruments including cash, restricted cash, accounts receivable, advance to suppliers, prepaid expenses and other current assets, short-term bank loans and other borrowings, accounts payable, warrant liability, and accrued expenses and other current liabilities approximate their recorded values due to their short-term maturities. The FV of longer-term leases approximates their recorded values as their stated interest rates approximate the rates currently available.

Lakeshore Group’s non-financial assets, such as property and equipment would be measured at FV only if they were determined to be impaired.

Social Security Insurance

Social Security Insurance

Employees of Lakeshore Group’s subsidiaries that operate in the PRC are required to participate in a pension scheme operated by the local municipal government. According to the Social Insurance Law of the PRC (the “Social Security Insurance Law”) promulgated by the Standing Committee of the National People’s Congress (the “Standing Committee”) that became effective on December 29, 2018, there are five basic types of social security insurance, which include: basic pension, basic medical, unemployment, work-related injury and maternity insurance (collectively known as “social security insurance”). Both employees and employers make contributions for the first three kinds of social security insurance; and only employers make contributions for the latter two kinds, which means the employers must pay all or a portion of the social security insurance premiums for their employees. If the Lakeshore Group does not fully comply with the relevant requirements and does not make social insurance contributions in full to the social insurance scheme for the employees of PRC affiliated entities, the Lakeshore Group will be required to make up the social insurance contributions as well as to pay late fees at 0.05% per day of the outstanding amount from the due date. If the Lakeshore Group fails to make up for the shortfalls within the prescribed time limit, the relevant administrative authorities could impose a fine of one to three times the outstanding amount and file applications to competent courts for compulsory enforcement of payment and deposit. No fine or compulsory enforcement had been imposed by relevant authorities in connection with the delayed payment of the social security insurance premiums by the Lakeshore Group. As of March 31, 2024, 2023 and 2022, Lakeshore Group’s recorded late fees of RMB10.7 million, RMB9.9 million and RMB9.5 million, respectively, for its liabilities related to social security insurance.

Leases

Leases

Under ASC Topic 842, Leases (“ASC 842”), Lakeshore Group determines if an arrangement is or contains a lease at inception. For leases with a term of 12 months or less, Lakeshore Group does not recognize a right-of-use (“ROU”) asset or lease liability. Lakeshore Group’s operating leases are recognized on its consolidated balance sheets as noncurrent assets, current liabilities and noncurrent liabilities. Lakeshore Group does not have any finance leases.

ROU assets are Lakeshore Group’s right to use an underlying asset for the lease term and lease liabilities represent Lakeshore Group’s obligation to make lease payments arising from the lease. Operating lease ROU assets and liabilities are recognized at the lease commencement date based on the present value of lease payments over the lease term. As Lakeshore Group’s leases typically do not provide an implicit rate, Lakeshore Group uses an estimate of its incremental borrowing rate based on the information available at the lease commencement date in determining the present value of lease payments. The lease terms may include options to extend or terminate the lease when it is reasonably certain that Lakeshore Group will exercise that option. Lease expense is recognized on a straight-line basis over the lease term. For leases with terms greater than 12 months, Lakeshore Group records the related asset and lease liability at the present value of lease payments over the lease term. For leases with terms less than 12 months, Lakeshore Group records rents in administrative expenses.

Government Grants

Government Grants

Government grants are primarily subsidies received from PRC governments for operating a business in their jurisdictions and in compliance with specific policies promoted by the government authorities. Lakeshore Group’s PRC-based subsidiaries received specific subsidies and other subsidies from certain local governments. Specific subsidies are subsidies the local government has set certain conditions for the subsidies. Other subsidies are subsidies the local government has not set any conditions and are not tied to future trends or performance of Lakeshore Group, receipt of such subsidy is not contingent upon any further actions or performance of Lakeshore Group and the amounts do not have to be refunded under any circumstances. Specific subsidies are recorded as deferred government grants upon receipt and are recognized as government grants recognized in income when the conditions are met. Other subsidies are recognized as other income upon receipt as further performance by Lakeshore Group is not required.

Government grants for research and development (“R&D”) are recognized as a reduction to R&D expenses when the conditions attached to the grants are met or recognized as government grants recognized in income in the period when the conditions are met after the expenses are incurred. Government grants for property, plant and equipment are deferred and recognized as a reduction to the related depreciation and amortization expenses in the same manner as the property, plant and equipment are depreciated.

Warrants

Warrants

Lakeshore Group accounts for warrants as either equity-method or liability-method instruments based on an assessment of the warrant’s specific terms and applicable authoritative guidance in ASC 480 and ASC 815. Warrants recorded as equity are recorded at their relative FV determined at the issuance date and remeasurement is not required. Warrants recorded as liabilities are recorded at their FV, within warrant liabilities on the consolidated balance sheets and are remeasured on each reporting date with changes recorded in FV changes of warrant liabilities on the consolidated statements of operations and comprehensive loss.

Upon the consummation of the Business Combination, each Summit Warrant outstanding immediately prior had ceased to be a warrant with respect to Summit Public Shares and was assumed by Lakeshore Biopharma and converted into a Lakeshore Biopharma Warrant entitling the holder thereof to purchase such number of Ordinary Share on a one-on-one basis. After the merger with Summit, the Company accounted for the 10,750,000 public warrants as equity and 6,000,000 private warrants as liabilities.

Revenue from Contracts with Customers

Revenue from Contracts with Customers

Lakeshore Group follows ASC 606 - “Revenue from Contracts with Customers” for all periods presented. ASC 606 established principles for reporting information about the nature, amount, timing, and uncertainty of revenue and cash flows arising from our contracts to provide services to customers. Based on the following five steps analysis, revenues from contracts with customers are recognized when control of the promised goods or services is transferred to the customers, in an amount that reflects the consideration Lakeshore Group expects to be entitled in exchange for those goods or services.

Step 1: Identify the contract with the customer;

Step 2: Identify the performance obligations in the contract;

Step 3: Determine the transaction price;

Step 4: Allocate the transaction price to the performance obligations in the contract; and

Step 5: Recognize revenue when Lakeshore Group satisfies a performance obligation

Lakeshore Group is principally engaged in the research, development, manufacturing and sale of vaccines and therapeutic biologics. Lakeshore Group’s revenues primarily streams from the sales of vaccines.

The core principle underlying the revenue recognition in ASC 606 is that Lakeshore Group recognizes revenue for the transfer of vaccines to customers in an amount that reflects the consideration to which Lakeshore Group expects to be entitled. This requires Lakeshore Group to identify contractual performance obligations and determine whether revenue should be recognized at a point in time or over time. Lakeshore Group’s sales contracts of vaccines have one performance obligation that is to sell vaccines to the customers. The sales contracts with customers do not involve variable considerations, such as discounts and rebates. And according to the historical operation, discounts and rebates have never occurred. The customer pays after acceptance of the vaccines. According to ASC 606, the relevant revenue recognition is based on customer acceptance confirmation.

In accordance with ASC606-10-55-36 through 55-40, Lakeshore Group evaluates whether it is appropriate to record the gross amount of vaccines and related costs or the net amount earned as commissions. When the entity is a principal, that the entity obtains control of the specified goods or services before they are transferred to the customers, the revenues should be recognized in the gross amount of consideration to which it expects to be entitled in exchange for the specified goods or services transferred. When the entity is an agent and its obligation is to facilitate third parties in fulfilling their performance obligation for specified goods or services, the revenues should be recognized in the net amount for the amount of commission which the entity earns in exchange for arranging for the specified goods or services to be provided by other parties. Revenues are recorded net of value-added taxes. Lakeshore Group sells vaccines to the customers, and it obtains control of the vaccines before customer acceptance confirmation. Therefore, Lakeshore Group is a principal, and the revenues should be recognized according to the gross method.

Cost of Revenues	Cost of Revenues Cost of revenues consists primarily of the cost of merchandise sold and write-down of inventories during the production process due to damage or destruction.
General and Administrative Expenses

General and Administrative Expenses

General and administrative expenses consist mainly of payroll and related costs for employees involved in general corporate functions, including accounting, finance, tax, legal and human resources, professional fees, value-added taxes and other general corporate expenses as well as costs associated with the use by these functions of facilities and equipment, such as depreciation and rental expenses.

Selling and Marketing Expenses

Selling and Marketing Expenses

Selling and marketing expenses consist mainly of payroll and benefits for employees involved in the sales and distribution functions, meeting/event fees, promotion fees, marketing and selling expenses that are related to events and activities at Lakeshore Group’s service centers designed to promote product sales as well as operating expenses related to the service centers.

Research and Development Expenses

Research and Development Expenses

Research and development expenses include costs directly attributable to the conduct of research and development projects, primarily consist of salaries and other employee benefits, testing and clinical trial expenses, consulting service fees, depreciation and amortization, and office and leasing expenses. All costs associated with research and development are expensed as incurred.

Other Income (Expenses

Other Income (Expenses

Other income (expenses) consists of miscellaneous income and expenses not directly related to Lakeshore Group’s core business operations. Other income primarily consists of recovery of previously written-off accounts receivable, and write-off of payment obligations that are either more than three years old or no longer justifiable. Other expenses primarily consist of late fees related to Lakeshore Group’s income tax and social security insurance payment obligations, charitable donation, medical waste disposal fee and financial expenses.

From December 2013 to June 2019, because Lakeshore Group was undergoing the construction and certification process of new manufacturing plant, Lakeshore Group didn’t produce and market its rabies vaccine and did not pay any income taxes nor social security insurance for its employees. It accounts for late fees as disclosed in the statements of operations.

Income Taxes

Income Taxes

Cayman Islands. Under the current laws of the Cayman Islands, Lakeshore Group is not subject to tax on income or capital gains. In addition, upon payments of dividends by Lakeshore Group to its shareholders, no Cayman Islands withholding tax is imposed.

Hong Kong. Under the Hong Kong tax laws, Yisheng Hong Kong is exempted from profit tax on its foreign-sourced income and there are no withholding taxes in Hong Kong on remittance of dividends.

Singapore. The subsidiary incorporated in Singapore files separate income tax returns in Singapore and paid Singapore statutory income tax of 17%.

China. Pursuant to the PRC Corporate Income Tax Law and the respective regulations, subsidiaries operating in China are subject to corporate income tax at 25% on the taxable income.

United States. The subsidiary incorporated in Maryland, United States is subject to statutory United States federal corporate income tax at 21% and state income tax in Maryland at 8.25%.

Philippines. The subsidiary incorporated in Philippines is subject to income tax rate at 20%.

Current tax assets and liabilities are measured at the amount expected to be recovered from or paid to the taxation authorities, based on tax rates (and tax laws) that have been enacted or substantively enacted by the end of the Relevant Periods, taking into consideration interpretations and practices prevailing in the countries in which Lakeshore Group operates.

Deferred tax is provided, using the liability method in accordance with ASC740, Income Taxes (“ASC 740”), on all temporary differences at the end of each of the Relevant Periods between the tax bases of assets and liabilities and their carrying amounts for financial reporting purposes.

Deferred tax liabilities are recognized for all taxable temporary differences, except:

●	when the deferred tax liability arises from the initial recognition of goodwill or an asset or liability in a transaction that is not a business combination and, at the time of the transaction, affects neither the accounting profit nor taxable profit or loss; and
●	in respect of taxable temporary differences associated with investments in subsidiaries when the timing of the reversal of the temporary differences can be controlled and it is probable that the temporary differences will not reverse in the foreseeable future.

Deferred tax assets are recognized for all deductible temporary differences, and the carryforward of unused tax credits and any unused tax losses. Deferred tax assets are recognized to the extent that it is probable that taxable profit will be available against which the deductible temporary differences, and the carryforward of unused tax credits and unused tax losses can be utilized, except:

●	when the deferred tax asset relating to the deductible temporary differences arises from the initial recognition of an asset or liability in a transaction that is not a business combination and, at the time of the transaction, affects neither the accounting profit nor taxable profit or loss; and
●	in respect of deductible temporary differences associated with investments in subsidiaries, deferred tax assets are only recognized to the extent that it is probable that the temporary differences will reverse in the foreseeable future and taxable profit will be available against which the temporary differences can be utilized.

The carrying amount of deferred tax assets is reviewed at the end of each reporting period and reduced to the extent it is no longer probable that sufficient taxable profit will be available to allow all or part of the deferred tax asset to be utilized.

Deferred tax assets and liabilities are measured at the tax rates that are expected to apply to the period when the asset is realized or the liability is settled, based on tax rates (and tax laws) that have been enacted or substantively enacted by the end of the Relevant Periods.

Deferred tax assets and liabilities are offset if and only if Lakeshore Group has a legally enforceable right to set off current tax assets and current tax liabilities and the deferred tax assets and deferred tax liabilities relate to income taxes levied by the same taxation authority on either the same taxable entity or different taxable entities which intend either to settle current tax liabilities and assets on a net basis, or to realize the assets and settle the liabilities simultaneously, in each future period in which significant amounts of deferred tax liabilities or assets are expected to be settled or recovered.

Lakeshore Group records a valuation allowance to offset deferred tax assets if based on the weight of available evidence, it is more-likely-than-not that some portion, or all, of the deferred tax assets will not be realized. The effect on deferred taxes of a change in tax rate is recognized in tax expense in the period that includes the enactment date of the change in tax rate.

Lakeshore Group accounted for uncertainties in income taxes in accordance with ASC 740. Interest and penalties arising from underpayment of income taxes shall be computed in accordance with the related PRC tax law. The amount of interest expense is computed by applying the applicable statutory rate of interest to the difference between the tax position recognized and the amount previously taken or expected to be taken in a tax return. Interest and penalties recognized in accordance with ASC 740 are classified in the consolidated statements of comprehensive loss as non-operating expense.

Value Added Tax

Value Added Tax

Value-added taxes (“VAT”) collected from customers for product sales and remitted to governmental authorities are presented on a net basis. VAT collected from customers is excluded from revenue. The VAT payable is presented in the account of accrued expenses and other liabilities.

Taxes other than Income Tax	Taxes other than Income Tax Under the PRC Tax Law, taxes other than income tax primarily include additional tax calculated based on value-added tax payable, individual income tax, property tax, etc.
Share-based Compensation

Share-based Compensation

Lakeshore Group has a share option scheme to provide incentives and rewards to eligible participants. Employees (including directors) of Company receive granted shares and share options in the form of share-based payments, whereby employees render services as consideration for equity instruments (“equity-settled transactions”).

The cost of equity-settled transactions with employees for grants is measured by reference to the FV of the equity instruments at the date when they are granted. The FV is determined by an external valuer using a binomial model. The cost of equity-settled transactions is recognized in employee benefit expense, together with a corresponding increase in equity, over the period in which the performance and/or service conditions are fulfilled.

The cumulative expense recognized for equity-settled transactions at the end of each of the relevant periods until the vesting date reflects the extent to which the vesting period has expired and Lakeshore Group’s best estimate of the number of equity instruments that will ultimately vest. The charge or credit to the statement of profit or loss for a period represents the movement in the cumulative expense recognized as at the beginning and end of that period. Service and non-market performance conditions are not taken into account when determining the grant date FV of awards, but the likelihood of the conditions being met is assessed as part of the Lakeshore Group’s best estimate of the number of equity instruments that will ultimately vest. Market performance conditions are reflected within the grant date FV. Any other conditions attached to an award, but without an associated service requirement, are considered to be non-vesting conditions. Non-vesting conditions are reflected in the FV of an award and lead to an immediate expensing of an award unless there are also service and/or performance conditions.

For awards that do not ultimately vest because non-market performance and/or service conditions have not been met, no expense is recognized. Where awards include a market or non-vesting condition, the transactions are treated as vesting irrespective of whether the market or non-vesting condition is satisfied, provided that all other performance and/or service conditions are satisfied.

Where the terms of an equity-settled award are modified, as a minimum an expense is recognized as if the terms had not been modified, if the original terms of the award are met. In addition, an expense is recognized for any modification that increases the total fair value of the share-based payments, or is otherwise beneficial to the employee as measured at the date of modification.

Where an equity-settled award is cancelled, it is treated as if it had vested on the date of cancellation, and any expense not yet recognized for the award is recognized. This includes any award where non-vesting conditions within the control of either the Lakeshore Group or the employee are not met. However, if a new award is substituted for the cancelled award, and is designated as a replacement award on the date that it is granted, the cancelled and new awards are treated as if they were a modification of the original award, as described in the previous paragraph. When an equity-settled award is surrendered, any expense recognized for the award is reversed immediately.

Comprehensive Loss

Comprehensive Loss

Comprehensive loss consists of two components, net loss and other comprehensive income (loss). Other comprehensive income (loss) consists of foreign currency translation adjustment from Lakeshore Group not using RMB as its functional currency.

Loss Per Share

Loss Per Share

In accordance with ASC 260, Earnings Per Share, basic loss per share is computed by dividing net loss attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period. Diluted loss per share is calculated by dividing net loss attributable to ordinary shareholders as adjusted for the effect of dilutive ordinary equivalent shares, if any, by the weighted average number of ordinary shares plus dilutive equivalent shares outstanding during the period. Dilutive equivalent shares are excluded from the computation of diluted loss per share if their effects would be anti-dilutive. No potential common shares were included in the computation of diluted loss per share when a loss from continuing operations exists.

Segment Reporting

Segment Reporting

ASC 280, “Segment Reporting”, establishes standards for reporting information about operating segments on a basis consistent with Lakeshore Group’s internal organizational structure as well as information about geographical areas, business segments and major customers in the CFS for details on Lakeshore Group’s business segments.

Lakeshore Group uses the management approach to determine reportable operating segments. The management approach considers the internal organization and reporting used by Lakeshore Group’s chief operating decision maker (“CODM”) for making decisions, allocating resources and assessing performance. Lakeshore Group’s CODM has been identified as the CEO, who reviews consolidated results when making decisions about allocating resources and assessing performance of Lakeshore Group.

Based on management’s assessment, Lakeshore Group has only one operating segment, which is the development, production, marketing and sale of biopharmaceutical products. No operating segments were aggregated to form the reportable operating segment.

Significant Risks

Significant Risks

Currency risk

A majority of Lakeshore Group’s expenses are denominated in RMB and a significant portion of Lakeshore Group and its subsidiaries’ assets and liabilities are denominated in RMB. RMB is not freely convertible into foreign currencies. In the PRC, certain foreign exchange transactions are required by law to be transacted only by authorized financial institutions at exchange rates set by the People’s Bank of China (“PBOC”). Remittances in currencies other than RMB by Lakeshore Group in China must be processed through the PBOC or other Company foreign exchange regulatory bodies which require certain supporting documentation in order to affect the remittance.

Lakeshore Group maintains bank accounts in the PRC. On May 1, 2015, China’s new Deposit Insurance Regulation came into effect, pursuant to which banking financial institutions, such as commercial banks, established in the PRC are required to purchase deposit insurance for deposits in RMB and in foreign currency placed with them. Such Deposit Insurance Regulation would not be effective in providing complete protection for Lakeshore Group’s accounts, as its aggregate deposits are higher than the compensation limit, which is RMB500,000 ($70,472) for one bank. However, Lakeshore Group believes the risk of failure of any of these Chinese banks is remote. Bank failure is uncommon in the PRC and Lakeshore Group believes that those Chinese banks that hold Lakeshore Group’s cash are financially sound based on public available information.

Concentration and political risk

Currently, Lakeshore Group has significant operations in the PRC. Accordingly, Lakeshore Group’s business, financial condition and results of operations may be influenced by the political, economic and legal environment in the PRC, and by the general state of the PRC’s economy. Lakeshore Group’s operations in the PRC are subject to specific considerations and significant risks not typically associated with companies in North America and Western Europe. Lakeshore Group’s results may be adversely affected by changes in governmental policies in laws and regulations, anti-inflationary measures, currency conversion and remittance abroad, and rates and methods of taxation, among other things. Although Lakeshore Group has not experienced losses from these situations and believes it is in compliance with existing laws, this may not be indicative of future results.

Interest rate risk

Fluctuations in interest rates may negatively affect Lakeshore Group’s financial condition and results of operations. Lakeshore Group is exposed to floating interest rate risk on cash deposit and floating rate borrowings, and the risks due to changes in interest rates is not material. Lakeshore Group has not used any derivative financial instruments to manage Lakeshore Group’s interest risk exposure.

Related Parties

Related Parties

A party is considered related to Lakeshore Group if the party directly or indirectly or through one or more intermediaries, controls, is controlled by, or is under common control with Lakeshore Group. Related parties also include principal owners of Lakeshore Group, its management, members of the immediate families of principal owners of Lakeshore Group and its management and other parties with which Lakeshore Group may deal if one party controls or can significantly influence the management or operating policies of the other to an extent that one of the transacting parties might be prevented from fully pursuing its own separate interests. A party which can significantly influence the management or operating policies of the transacting parties or if it has an ownership interest in one of the transacting parties and can significantly influence the other to an extent that one or more of the transacting parties might be prevented from fully pursuing its own separate interests is also a related party.

Recently Issued Accounting Pronouncements

Recently Issued Accounting Pronouncements

Segment Reporting (Topic 280), Improvements to Reportable Segment Disclosures: In November 2023, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2023-07 which requires incremental reportable segment disclosures. The new standard requires that a public entity disclose significant segment expenses, the title and position of the CODM, and how the CODM uses the reported measures in assessing performance and deciding how to allocate resources. ASU 2023-07 is effective for annual periods beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Early adoption is permitted. Adoption of the ASU should be applied retrospectively to all prior periods presented in the financial statements. This ASU will result in additional required disclosures being included in CFS when adopted. The Company is currently evaluating the provisions of this ASU.

Income Taxes (Topic 740), Improvements to Income Tax Disclosures: In December 2023, the FASB issued ASU 2023-09, which requires disaggregated information about a reporting entity’s effective tax rate reconciliation as well as additional information on income taxes paid. The ASU is effective on a prospective basis for annual periods beginning after December 15, 2024. Early adoption is permitted for annual financial statements that have not yet been issued or made available for issuance. This ASU will likely result in additional required disclosures being included in CFS when adopted. The Company is currently evaluating the provisions of this ASU.

Lakeshore Group does not believe other recently issued but not yet effective accounting standards, if currently adopted, would have a material effect on Lakeshore Group’s CFS.